Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended			12 Months Ended
	Oct. 12, 2021	Oct. 31, 2021	Feb. 28, 2021	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend per ordinary share [abstract]
Shares in reserve, amount					€ 1,568
Amount remaining available for distribution					€ 20
Disclosure Of Dividends [Table]
Dividend per ordinary share paid	€ 0.48	€ 0.21	€ 0.12	€ 0.24	€ 0.41
Dividends paid		€ 820	€ 468	€ 935	€ 1,548
Dividends per ordinary share					€ 0.62	€ 0.12	€ 0.24
Dividends					€ 2,368	€ 468	€ 935